SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Class A Ordinary Shares Subject to Possible Redemption
At December 31, 2021, the Class A ordinary shares reflected in the balance sheets are reconciled in the following table:
Gross proceeds	$200,000,000
Less:
Proceeds allocated to Public Warrants	(14,000,000)
Class A ordinary shares issuance costs	(10,913,470)
Plus:
Accretion of carrying value to redemption value	24,913,470
Class A ordinary shares subject to possible redemption	$200,000,000

Basic and Diluted Net Income (Loss) per Ordinary Share
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):
	Year Ended December 31, 2021		Period from January 24, 2020 (Inception) through December 31, 2020
	Class A	Class B	Class A	Class B
Basic net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$6,006,712	$1,700,638	$—	$(5,064)
Denominator:
Basic weighted average shares outstanding	17,369,863	4,917,808	—	4,375,000
Basic net income per ordinary share	$0.35	$0.35	$—	$—

Diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$5,984,642	$1,722,708	$—	$(5,064)
Denominator:
Diluted weighted average shares outstanding	17,369,863	5,000,000	—	4,375,000
Diluted net income per ordinary share	$0.34	$0.34	$—	$—